Business combinations (Tables)	12 Months Ended
Sep. 30, 2021
Midwest [Member]
Statement [Line Items]
Summary of Business Combination	The following table illustrates the recognized assets and liabilities assumed at the date of the acquisition:

EUR million	Fair value at the time of acquisition
Property, plant and equipment	0.1
Right-of-use-assets	0.6
Intangible assets	1.7
Other non-current assets	0.3
Inventories	4.9
Trade receivables	0.1
Other current assets	0.1
Cash and cash equivalents	0.2
Other non-current liabilities	0.5
Tax liabilities	0.7
Trade payables	3.2
Other current liabilities	1.4

Total identifiable net assets acquired	2.2

Consideration transferred	13.2
Goodwill	11.0

System Sport GmbH [Member]
Statement [Line Items]
Summary of Business Combination	The assets and liabilities recognized as part of the acquisition are therefore as follows:

EUR million	Fair value at the time of acquisition
Intangible assets	0.5
Property, plant and equipment	1.0
Inventories	0.1
Trade receivables	0.1
Other current assets	0.0
Cash and cash equivalents	0.3
Trade payables	0.1
Non-current financial liabilities	0.5
Current tax liabilities	0.0
Trade payables	0.0
Other current liabilities	0.1

Value of net assets acquired	1.4

Consideration transferred	2.4

Goodwill	1.0